SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED BANK DEPOSITS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,452	$ 7,532
Restricted bank deposits	245	226
Total cash and cash equivalents and restricted bank deposits shown in the statement of cash flows	$ 2,697	$ 7,758